Business Combinations (Details Textual)	Dec. 16, 2016 CLP ($)	Dec. 16, 2016 CLF ( )	Mar. 31, 2016 CLP ($)	Mar. 31, 2016 USD ($)	Dec. 23, 2013 CLP ($)
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 0	545,000			$ 11,254,656,000
Sajona Brewing Company S.R.L [Member] | Bebidas del Paraguay S.A [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			51.00%	51.00%
Consideration transferred, acquisition-date fair value			$ 641,489	$ 1,000,000